Convertible Promissory Notes (Details) - Schedule of convertible promissory notes - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible Promissory Notes (Details) - Schedule of convertible promissory notes [Line Items]
Balance beggining	$ 3,343,293	$ 6,160,769
Interest and accretion expense		1,893,494
Interest paid or accrued		(746,145)
Issuance of the $6MM debenture		4,395,881
Repayment of 10% convertible debenture		(1,145,917)
Repayment of the 12% debenture		(6,162,201)
Unamortized fair value difference-opening		(1,341,948)
Amortization of fair value difference		111,830
Change in fair value of debenture	2,133,046	177,530
Balance ending	1,591,680	3,343,293
Current portion of convertible promissory note	1,591,680	1,421,911
Long term portion of convertible promissory note		1,921,382
Partial repayment of $6MM convertible debenture	(4,000,000)
Unamortized day one fair value difference	915,341
Principal repayments	(800,000)
Dec 23/21 $6.169MM [Member]
Convertible Promissory Notes (Details) - Schedule of convertible promissory notes [Line Items]
Balance beggining		5,014,852
Interest and accretion expense		1,893,494
Interest paid or accrued		(746,145)
Issuance of the $6MM debenture
Repayment of 10% convertible debenture
Repayment of the 12% debenture		(6,162,201)
Unamortized fair value difference-opening
Amortization of fair value difference
Change in fair value of debenture
Balance ending
Current portion of convertible promissory note
Long term portion of convertible promissory note
Partial repayment of $6MM convertible debenture
Unamortized day one fair value difference
Principal repayments
June 23/21 $1.239MM [Member]
Convertible Promissory Notes (Details) - Schedule of convertible promissory notes [Line Items]
Balance beggining		1,145,917
Interest and accretion expense
Interest paid or accrued
Issuance of the $6MM debenture
Repayment of 10% convertible debenture		(1,145,917)
Repayment of the 12% debenture
Unamortized fair value difference-opening
Amortization of fair value difference
Change in fair value of debenture
Balance ending
Current portion of convertible promissory note
Long term portion of convertible promissory note
Partial repayment of $6MM convertible debenture
Unamortized day one fair value difference
Principal repayments
Nov 2/23 $7.2MM [Member]
Convertible Promissory Notes (Details) - Schedule of convertible promissory notes [Line Items]
Balance beggining	3,343,293
Interest and accretion expense
Interest paid or accrued
Issuance of the $6MM debenture		4,395,881
Repayment of 10% convertible debenture
Repayment of the 12% debenture
Unamortized fair value difference-opening		(1,341,948)
Amortization of fair value difference		111,830
Change in fair value of debenture	2,133,046	177,530
Balance ending	1,591,680	3,343,293
Current portion of convertible promissory note	1,591,680	1,421,911
Long term portion of convertible promissory note		$ 1,921,382
Partial repayment of $6MM convertible debenture	(4,000,000)
Unamortized day one fair value difference	915,341
Principal repayments	$ (800,000)